NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$ (43,180)	$ (23,766)	$ (102,288)	$ (45,570)	$ (34,015)	$ (103,596)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding, basic and diluted					157,906	150,002
Net loss per share-Basic and Diluted					$ (0.22)	$ (0.69)